Consolidated Statements of Cash Flows - FY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 22,273	$ 12,973	$ 12,267
Adjustments to reconcile net income to net cash provided by operating activities:
Net investment gains	(59)	(201)	(8)
Deferred tax benefit	(879)	(2,231)	(4,004)
Depreciation and amortization	642	570	448
Stock compensation expense	65	58	55
Change in operating assets and liabilities:
Investment income due and accrued	(447)	(331)	(289)
Premiums receivable, net	(1,324)	(957)	(5,821)
Reserves for unpaid loss and loss adjustment expenses	57,418	65,846	45,862
Unearned premiums	6,460	12,235	23,155
Reinsurance balances, net	(29,501)	(42,379)	(51,352)
Funds held for reinsurers	23,274	28,156	32,611
Deferred policy acquisition costs	(2,067)	2,974	4,531
Income taxes payable	(1,393)	259	1,732
Accounts payable and accrued expenses	2,506	1,637	1,605
Other	1,734	1,459	1,005
Net cash provided by (used in) operating activities	78,702	80,068	61,797
Investing Activities:
Purchase of property and equipment	(231)	(1,059)	(215)
Payable for investments purchased	0	(263)	(4,661)
Change in short-term investments, net	1,957	(258)	(3,999)
Securities available-for-sale:
Purchases - fixed maturity securities	(128,204)	(93,667)	(78,938)
Purchases - equity securities	(372)	(5,298)	(1,210)
Sales - fixed maturity securities	14,328	4,796	3,252
Maturities and calls - fixed maturity securities	32,475	13,179	11,827
Net cash used in investing activities	(80,047)	(82,570)	(73,944)
Financing activities:
Proceeds from note payable	2,000	10,500	17,500
Repayment of note payable	0	0	(4,000)
Debt issuance costs	(30)	(233)	(459)
Class A common stock repurchased	0	0	(107)
Common stock issuance, net of transaction costs	90	100	0
Payments on capital lease	(129)	(125)	(290)
Net cash provided by (used in) financing activities	1,931	10,242	12,644
Net change in cash and cash equivalents	586	7,740	497
Cash and cash equivalents at beginning of period	23,958	16,218	15,721
Cash and cash equivalents at end of period	$ 24,544	$ 23,958	$ 16,218